Short-term investments	12 Months Ended
Dec. 31, 2025
Short-term investments
Short-term investments	5. Short-term investments

(In thousands)	December 31, 2024	December 31, 2025
Time deposits	38,159	82,638
Investments in financial instruments	72,050	65,517
Total	110,209	148,155